UNITED STATES
                        SECURITIES AND EXCHANGE COMMISION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ];  Amendment Number: ____
  This Amendment (Check only one.)  [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Abingdon Capital Management LLC
             ---------------------------------
Address:     1650 Tysons Boulevard, Suite 1575
             ---------------------------------
             McLean, VA 22102
             ---------------------------------


Form 13F File Number:  28- 11828
                          -------

The institutional investment manager filing this report and the person by whom it is signed hereby represents the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Bryan Jacoboski
           ---------------------------------
Title:     Managing Member
           ---------------------------------
Phone:     703-269-3400
           ---------------------------------

Signature, Place, and Date of Signing:

Robert Bryan Jacoboski               McLean, VA                February 10, 2009
---------------------               -------------              ----------------
       [Signature]                  [City, State]                   [Date]


Report Type (Check only one.):

[X] 13F Holdings Report. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:          ONE
                                            --------
Form 13F Information Table Entry Total:     17
                                            --------
Form 13F Information Table Value Total:     19633
                                            --------
                                           (thousands)

List of Other Included Managers:

No.         Form 13F File Number               Name

1.          28-10324                           Abingdon Capital Management Ltd.
            ---------------                    --------------------------------

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

Column 1                   Column 2             Column 3  Column 4   Column 5      Column 6    Column 7           Column 8
--------                  ---------             --------  --------   --------     ----------   --------
                                                           Value   SHRS OR  SH/   Investment    Other         Voting Authority
Name of Issuer          Title of Class          CUSIP     (x1000)  PRN AMT  PRN   Discretion   Managers    Sole    Shared    None
--------------          --------------         ---------  -------  -------  ---   ---------   ---------   -------  -------   -----
ALLIANCE ONE INTERNATIONAL INC   COM           018772103  4,719  1,605,170 SH     DEFINED        1       1,605,170
BE Aerospace Inc.                COM           073302101    154     20,000 SH     SOLE           1          20,000
CHEMTURA CORP                    COM           163893100    827    590,720 SH     DEFINED        1         590,720
LOUISIANA-PACIFIC CORP           COM           546347105    855    548,160 SH     DEFINED        1         548,160
NEWELL RUBBERMAID INC            COM           651229106    332     33,900 SH     SOLE           1          33,900
SANDRIDGE ENERGY INC.            COM           80007P307  2,214    359,920 SH     DEFINED        1         359,920
SPIRIT AEROSYSTEMS HOLDINGS INC  COM CL A      848574109    483     47,450 SH     DEFINED        1          47,450
STANDARD PACIFIC CORP            COM           85375C101     94     52,900 SH     DEFINED        1          52,900
SVB FINANCIAL GROUP              COM           78486Q101  1,279     48,780 SH     DEFINED        1          48,780
TENET HEALTHCARE CORP            COM           88033G100  1,627  1,414,760 SH     DEFINED        1       1,414,760
TEXTRON INC                      COM           883203101  1,042     75,140 SH     DEFINED        1          75,140
THE MCGRAW-HILL COS.             COM           580645109    339     14,600 SH     SOLE           1          14,600
TRANSWITCH CORP                  COM           894065101    601  2,147,240 SH     DEFINED        1       2,147,240
UNIVERSAL CORP VA                COM           913456109  2,013     67,400 SH     DEFINED        1          67,400
WET SEAL INC                     CL A          961840105  1,993    671,050 SH     DEFINED        1         671,050
XL CAPITAL LTD                   CL A          G98255105    368     99,390 SH     DEFINED        1          99,390
KINGSWAY FINANACIAL SERVICES     COM           496904103    693    127,150 SH     DEFINED        1         127,150

                                 TOTAL MARKET VALUE      19,633